Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

Supplement, dated November 1, 2015, to
the Consultant Accumulator Variable Universal Life Prospectus
the Consultant Protector Variable Universal Life Prospectus
the Investor’s Select Variable Universal Life Prospectus
and
the TotalAccumulator Variable Universal Life Prospectus

This supplement amends certain disclosure contained in the above-referenced prospectus and statement of additional information for certain variable life contracts issued by Lincoln Benefit Life Company.

Effective December 1, 2015, Fidelity VIP Money Market Portfolio is changing to “Fidelity VIP Government Money Market Portfolio".

We have made a corresponding change in the names of the Variable Sub-accounts that invest in those Portfolios.

Please keep this supplement for future reference.